ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 14, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Volshares Large Cap ETF (S000061207)
Dear Sir or Madam:
On behalf of the Trust and its series, Volshares Large Cap ETF (the “Fund”), attached please find a Preliminary Proxy Statement on Schedule 14A reflecting the proposals for which the Fund will solicit shareholder approval. The proposals include the approval of new advisory and sub-advisory agreements relating to a change in control of the Fund’s adviser.
If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary